Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 27, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Line of credit facility repayments	$ 72,000
Multicurrency borrowing sublimit	75,000
Commitment fee percentage on unused portion of the commitment		0.15%
Fees paid related to entering revolving credit agreement		2,116	38
Outstanding amount under revolving credit agreement		316,182
Minimum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment		0.125%
Maximum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment		0.40%
Scenario 1
Debt Instrument [Line Items]
Basis spread		1.125%
Scenario 1 | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Scenario 1 | Maximum
Debt Instrument [Line Items]
Basis spread		2.75%
Scenario 2
Debt Instrument [Line Items]
Basis spread		0.125%
Scenario 2 | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Scenario 2 | Maximum
Debt Instrument [Line Items]
Basis spread		1.75%
Swingline Subfacility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	65,000
Letter of Credit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	50,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	500,000
Credit facility, term	5
Fees paid related to entering revolving credit agreement		2,116
Revolving credit agreement maturity date	2017-04
New Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Outstanding amount under revolving credit agreement		316,182
Previous Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		300,000
Credit facility, term		5
Previous Carrier Enterprise I Secured Revolving Credit Agreement
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		125,000
Credit facility, term		3
Carrier Enterprise III
Debt Instrument [Line Items]
Payment for the acquisition of Carrier Enterprise III	$ 82,000